Average Annual Total Returns - FidelitySeriesInvestmentGradeBondFund-PRO - FidelitySeriesInvestmentGradeBondFund-PRO - Fidelity Series Investment Grade Bond Fund	Oct. 30, 2023
Fidelity Series Investment Grade Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.65%)
Past 5 years	0.95%
Past 10 years	1.69%
Fidelity Series Investment Grade Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.71%)
Past 5 years	(0.45%)
Past 10 years	0.36%
Fidelity Series Investment Grade Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.47%)
Past 5 years	0.22%
Past 10 years	0.76%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%